STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, weighted-average grant date fair value (in dollars per share)	$ 2.24		$ 0.82	$ 0.34
Options granted (in shares)	18,335	0	10,932,615
Options exercised, intrinsic value	$ 30.2	$ 0.1	$ 1.1	$ 0.1
Remaining unrecognized stock-based compensation expense	$ 3.5		$ 8.0
Weighted average period for recognition of stock-based compensation expense	2 years 2 months 12 days		3 years 2 months 12 days
2009 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)			55,305,506		55,305,506
Exercise price as a percentage of fair value			100.00%
Significant shareholder threshold used for determining exercise price					10.00%
Exercise period	10 years		10 years
2009 Stock Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as a percentage of fair value					100.00%
Exercise price as a percentage of fair value for shareholders owning specified minimum amount					110.00%
2009 Stock Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
Vesting percentage					25.00%
2009 Stock Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Vesting percentage					2.083%